Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Information

Pay Versus Performance Table. The following table provides information for each of the three years in the period ended December 31, 2024 concerning the total compensation of the Company’s principal executive officer (“PEO”) and its one other “named executive officer,” as well as certain other comparative data.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officer ($)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officer ($)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (TSR) ($)	Company's Net Income ($ in thousands)
2024	1,291,292	1,294,194	519,803	520,776	112.38	572
2023	1,351,784	1,338,050	564,923	560,326	187.07	568
2022	1,373,217	1,321,430	568,484	550,470	112.38	313

_______________________

(1)

Chris T. Sharng served as the Company’s PEO during each of the covered fiscal years, and Timothy S. Davidson served as the Company’s Chief Financial Officer, Senior Vice President and Corporate Secretary, and sole other “named executive officer,” during each of the reported years.

(2)	SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the “pay versus performance” table above. In accordance with SEC rules, the following adjustments were made to derive the “compensation actually paid” to the Company’s PEO and Non-PEO named executive officer.

PEO Total Compensation Amount	$ 1,291,292	$ 1,351,784	$ 1,373,217
PEO Actually Paid Compensation Amount	$ 1,294,194	1,338,050	1,321,430
Adjustment To PEO Compensation, Footnote
Year	Summary Compensation Table Total for PEO ($)	Value of Stock Awards ($)(a)	Change in Value of Unvested Awards Granted in Prior Years ($)	Change in Value of Awards Granted in Prior Years That Vested During the Year ($)	Value of Awards Granted and Vested During the Year ($)	Dividends on Unvested Awards Paid During the Year ($)	Compensation Actually Paid to PEO ($)
2024	1,291,292	(275,767)	—	—	278,669	—	1,294,194
2023	1,351,784	(336,934)	—	—	323,200	—	1,338,050
2022	1,373,217	(359,492)	—	(34,345)	321,647	20,403	1,321,430

Non-PEO NEO Average Total Compensation Amount	$ 519,803	564,923	568,484
Non-PEO NEO Average Compensation Actually Paid Amount	$ 520,776	560,326	550,470
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officer ($)	Value of Stock Awards ($)(a)	Change in Value of Unvested Awards Granted in Prior Years ($)	Change in Value of Awards Granted in Prior Years That Vested During the Year ($)	Value of Awards Granted and Vested During the Year ($)	Dividends on Unvested Awards Paid During the Year ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officer ($)
2024	519,803	(92,290)	—	—	93,263	—	520,776
2023	564,923	(112,786)	—	—	108,189	—	560,326
2022	568,484	(120,320)	—	(13,173)	107,652	7,827	550,470

(a)	Represents the aggregate grant date fair value of phantom shares as reported in the "Stock Awards" column in the Summary Compensation Table for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between Compensation Actually Paid and Company Total Shareholder Return (TSR). The following chart sets forth the relationship between compensation actually paid to the Company's PEO, the average compensation actually paid to the Company's Non-PEO named executive officer, and the Company's TSR over the years presented in the table (as of year end). TSR is determined based on the value of an initial fixed investment of $100 in the Company's common stock on December 31, 2021, assuming the reinvestment of dividends.

Compensation Actually Paid vs. Net Income

Description of Relationship Between Compensation Actually Paid and Company Net Income. The following chart sets forth the relationship between compensation actually paid to the Company's PEO, the average compensation actually paid to the Company's Non-PEO named executive officer, and the Company's net income over the years presented in the table. The Company's net income is derived from its financial statements for each of the three years in the period ended December 31, 2024.

Total Shareholder Return Amount	$ 112.38	187.07	112.38
Net Income (Loss)	572,000	568,000	313,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	278,669	323,200	321,647
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	20,403
PEO | Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(275,767)	(336,934)	(359,492)
PEO | Change in Value of Awards Granted in Prior Years That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(34,345)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,263	108,189	107,652
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	7,827
Non-PEO NEO | Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,290)	(112,786)	(120,320)
Non-PEO NEO | Change in Value of Awards Granted in Prior Years That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (13,173)